Fair Value Accounting	12 Months Ended
Dec. 31, 2012
Fair Value Accounting
26.	FAIR VALUE ACCOUNTING

The ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$15,000	$15,000	$—	$—
Long-term investments	37,472	37,472	—	—
Other long-term investments	270,612	—	—	270,612
Long-term investments included in non-current assets held for sale	(2,280)	(2,280)	—	—

	$320,804	$50,192	$—	$270,612

Liabilities:
Embedded derivative liability	$8,876	$—	$8,876	$—

	$8,876	$—	$8,876	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355
Long-term investments included in non-current assets held for sale	(4,732)	(4,732)	—	—

	$388,661	$116,306	$—	$272,355

Liabilities:
Embedded derivative liability	$48,388	$—	$48,388	$—

	$48,388	$—	$48,388	$—

The Company’s short-term and long-term investments are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices of certain investments.

The Company’s other long-term investments are classified within level 1 and 3 of the fair value hierarchy and consist of Long-Term Notes, T-Bill, tax prepayments, convertible bonds and Money Market investments.

The Company’s embedded derivative liability, included within the convertible credit facility (Note 12), is classified within level 2 of the fair value hierarchy as it is determined using a Monte Carlo simulation valuation model, which uses readily observable market inputs.

The table below sets forth a summary of changes in the fair value of the Company’s level 3 financial assets for the year ended December 31, 2012 and 2011.

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355

Accrued interest	—	3,017	2,695	—	5,712
Foreign exchange gains	66	—	—	—	66
Fair value redeemed	(31,325)	—	—	—	(31,325)
Unrealized gains included in other comprehensive income	—	15,166	15,143	—	30,309
Unrealized gains included in earnings	9,122	—	—	2,311	11,433
Convertible Bond conversion	—	—	—	(17,938)	(17,938)

Balance, December 31, 2012	$10,140	$106,531	$153,941	$—	$270,612